Restructuring (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes the provisions related to the restructuring for the years ended December 31, 2013 and 2012:

	Employee	Idle-use
	termination	expense and	Asset
	benefits	other charges	impairments	Total

Restructuring expense recognized	5,553	3,770	717	10,040
Payments made	(5,509)	(3,462)	-	(8,971)
Non-cash items	276	(61)	(717)	(502)

Balance at December 31, 2012	320	247	-	567
Restructuring expense recognized	1,336	-	-	1,336
Revisions to prior accruals	(12)	(117)	-	(129)
Payments made	(926)	(30)	-	(956)
Non-cash items	-	(86)	-	(86)
Balance at December 31, 2013	718	14	-	732